Warrants - Disclosure of Movement in Number of Warrants (Details)	12 Months Ended
	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Warrants [Line Items]
Exercise of warrants (in shares)	0	(114,024)
Warrants
Warrants [Line Items]
Number of shares outstanding at beginning of period (in shares)	30,735,950	0	0
Issuance of warrants (in shares)	0	30,849,974	0
Exercise of warrants (in shares)	0	(114,024)	0
Number of shares outstanding at end of period (in shares)	30,735,950	30,735,950	0